Related Parties	12 Months Ended
Mar. 31, 2018
Disclosure Of Related Party [Abstract]
Related Parties
38)	RELATED PARTIES

For the purpose of the consolidated financial statements, parties are considered to be related to the Group, if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties and nature of related party relationships:

Nature of relationship	Name of related parties
Key management personnel	Deep Kalra
Key management personnel	Rajesh Magow
Key management personnel	Mohit Kabra
Key management personnel	Vivek N. Gour
Key management personnel	Aditya Tim Guleri (from April 1, 2016)
Key management personnel	James Jianzhang Liang# (from January 27, 2016)
Key management personnel	Oliver Minho Rippel* (from January 31, 2017)
Key management personnel	Patrick Luke Kolek* (from January 31, 2017)
Key management personnel	Charles St Leger Searle* (from January 31, 2017)
Key management personnel	Yuvraj (Raj) Thacoor* (from January 31, 2017 to April 30, 2018)
Key management personnel	Ashish Kashyap (from January 31, 2017 to September 30, 2017)
Key management personnel	Mohit Gupta (till May 31, 2017)
Key management personnel	Saujanya Shrivastava (from June 1, 2015 till May 31, 2017)
Key management personnel	Yuvaraj Srivastava (from June 1, 2015 till May 31, 2017)
Key management personnel	Sanjay Mohan (from June 1, 2015 till May 31, 2017)
Key management personnel	Ranjeet Oak (from June 1, 2015 till May 31, 2017)
Key management personnel	Anshuman Bapna (from July 1, 2015 till May 31, 2017)
Key management personnel	Frederic Lalonde (till January 31, 2017)
Key management personnel	Philip Wolf (till January 31, 2017)
Key management personnel	Ranodeb Roy (till January 31, 2017)
Key management personnel	Keyur Joshi (till April 30, 2015)
Key management personnel	Sharat Singh (from June 1, 2015 till October 9, 2015)
Entity providing Key management personnel services	SGG Corporate Services (Mauritius) Limited (formerly known as CIM Corporate Services Limited)
Entities having significant influence over the Company and its subsidiaries	Naspers Limited and its subsidiaries (from January 31, 2017)
Equity—accounted investee	My Guest House Accommodations Private Limited
Equity—accounted investee	Simplotel Technologies Private Limited
Equity—accounted investee	Saaranya Hospitality Technologies Private Limited (from January 31, 2017)
Equity-accounted investee and its subsidiaries	HolidayIQ Pte. Ltd and its subsidiaries

Note:	#nominee of Ctrip and * nominees of MIH Internet SEA Pte. Ltd. (subsidiary of Naspers Limited)

(A) Transactions with Key Management Personnel:

Key Management Personnel Compensation**

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2016	2017	2018
Short-term employee benefits	2,373	3,142	4,976
Contribution to defined contribution plan	77	108	94
Share based payment	7,688	14,892	27,714
Legal and professional	112	150	86
Total	10,250	18,292	32,870

Note: **	Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

During the year ended March 31, 2018, USD 2,179 was accrued as severance cost to be paid to Ashish Kashyap over the period of two years in equal monthly installments as per the separation agreement entered with him. As at March 31, 2018, USD 1,656 is outstanding against amount payable towards severance cost.

(B) Transactions with Entity providing Key Management Personnel Services:

	For the year ended March 31
Transactions	2016	2017	2018
Key management personnel services	2	3	2
Consultancy services	14	23	22

	As at March 31
Balance Outstanding	2017	2018
Trade and other payables	3	—

(C) Transactions with entity having significant influence over the company and its subsidiaries:

a) Pursuant to the acquisition of Ibibo Group, the Company received an entitlement on future proceeds from sale of stake in an Indian entity, engaged in the business-to-business online travel industry, from MIH Internet SEA Pte. Ltd. (MIH) (subsidiary of Naspers Limited). As of March 31, 2018, other current assets include USD 17,100 (March 31, 2017: other non-current assets includes USD 15,100), which represents the fair value of the above entitlement (refer note 7 (a), 23 and 25).

As per the terms of the acquisition agreement, as a key condition to the completion of the transaction, MIH contributed its pro rata share of consolidated net working capital of approximately USD 82,826 in cash to MMYT at the closing (which was subject to adjustments after completion). In May 2017, MIH agreed to the working capital adjustment and total pro rate share contributed by MIH was USD 83,260. The difference of USD 434 was receivable and was included under other current assets as at March 31, 2017 (refer note 7 (a) and 23). During the year ended March 31, 2018, the amount has been received by the Company.

b) Placement of Class B Shares to MIH Internet SEA Pte Ltd: On May 5, 2017, MIH Internet SEA Pte Ltd. purchased 3,666,667 Class B Shares from the Company at a price of $36.00 per Class B share, for an aggregate consideration of USD 132,000 (refer note: 26).

c) During the year ended March 31, 2017, Naspers Limited had issued letters of support of USD 8,487 to a bank for the issuance of bank guarantees (amount outstanding in respect of bank guarantee as at March 31, 2017: USD 6,258) in favor of certain suppliers of ibibo Group Private Limited, a subsidiary of MakeMyTrip Limited, in respect of amounts due and payable by ibibo Group Private Limited. During the year ended March 31, 2018, these have been annulled and no amount in respect of these letters of support is outstanding as at March 31, 2018.

d) Other transactions with subsidiaries of the entity having significant influence over the company:

The Company collects payment from end customers through subsidiaries of Nasper Limited which are online payment service providers. In this arrangement, payment of USD 1,252,022 (March 31, 2017: USD 140,069, March 31, 2016: Nil) is collected these entities on behalf of the Company and such amounts are remitted to the Company within a predefined time period. Further, service fee of USD 14,940 (March 31, 2017: USD 1,746, March 31, 2016: Nil) is charged by these entities for rendering these services to the Company, which is recognized under payment gateway charges (refer note 13).

The Company procured air tickets of USD 21,567 (March 31, 2017: USD 3,227, March 31, 2016: Nil) as an agent from one of the subsidiary of Naspers Limited, which operates as a travel product aggregator. The Company earned USD 221, (March 31, 2017: USD 32 March 31, 2016: Nil) from this entity as commission in the current year on procurement of such tickets. Further, the Company also sold hotel room nights of USD 2,731 (March 31, 2017: USD 692, March 31, 2016: Nil) to this entity and paid commission expense of USD 70 (March 31, 2017: USD 37, March 31, 2016: Nil).

The Company reimbursed expenses of USD 1 (March 31, 2017: USD 40, March 31, 2016: Nil) against various expenses incurred on behalf of the Company by the subsidiaries of Naspers Limited.

	As at March 31
Balance Outstanding	2017	2018
Trade and other receivables	3,156	4,879

Transactions with equity-accounted investee and its subsidiaries:

a)	My Guest House Accommodations Private Limited (‘MGH’)

MGH has granted perpetual, transferable and irrevocable access of its technology platform license to the Company. The Company has classified the license of USD 886 as capital work in progress under intangible assets with a corresponding income in the statement of profit or loss and comprehensive income (loss) under "Other Income". The license was valued using the replacement cost method.

b)	Simplotel Technologies Private Limited

In June 2015, the Company invested USD 469 for new shares of Simplotel Technologies Private Limited. Further, the Company invested USD 197 for new shares of Simplotel Technologies Private Limited in November 2015.

In December 2016, the Company paid cash consideration of USD 590 for subscription of new compulsory convertible preference shares of Simplotel Technologies Private Limited.

c)	Saaranya Hospitality Technologies Private Limited (‘Saaranya’)

In March 2017, the Company paid cash consideration of USD 500 for subscription of new shares issued by Saaranya which has increased its equity interest to 38.6% (Refer note 7(a)).

d)	HolidayIQ Pte. Ltd and its subsidiaries

	For the year ended March 31
Transactions	2016	2017	2018
Revenue from air ticketing	2	27	36
Services received	72	34	75

	As at March 31
Balance Outstanding	2017	2018
Trade and other receivables	—	10